Other Assets (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)
Other Assets
Deposits related to CRA audits	$ 42.5		$ 27.7
Energy well equipment, net	5.6		5.8
Right-of-use assets, net	4.5		0.6
Debt issue costs	1.4		1.1
Furniture and fixtures, net	0.4		0.2
Other assets	54.4		$ 35.4
Additional cash deposit	$ 17.7	$ 24.5